Summary of Acquisition of UYBA Volley S.s.d.a.r.l. (UYBA) (Details) - Schedule of Weighted Average Return on Assets (UYBA) - EUR (€)	Dec. 31, 2023	Jul. 31, 2023	Apr. 28, 2023	Dec. 31, 2022
Schedule of Weighted Average Return on Assets (“WARA”) [Abstract]
Current assets		€ 323,081
Current liabilities minus short term debt		1,308,742
Net working capital		(985,661)
Fixed assets		222,287
Financial assets		122,150
Other liabilities		(628,418)
Total tangible asset allocation		(1,269,642)
Identifiable Intangible Assets
Advertising relationships		230,000
Season ticketholder relationships		185,000
Stadium Lease		550,000
Brand		1,515,000
Player contracts		285,000
Total identifiable intangible assets		2,765,000
Assembled workforce		145,000
Implied goodwill (excl. assembled workforce)		372,022
Total economic goodwill		517,022
Business Enterprise Value (BEV)	€ (824,444)	2,012,380	€ (852,222)
Deduct: Debt		(364,341)
Total Purchase Price (Equity Basis)		1,648,039
Less: Non-controlling interest	416,758	(807,539)
Total Purchase Price	€ 742,000	€ 840,500	€ 767,022